Matthews Emerging Markets Discovery Active ETF Annual Fund Operating Expenses - Matthews Emerging Markets Discovery Active ETF	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	0.89%

[1]	Matthews has contractually agreed to waive 0.10% of its management fee for this Fund. Any amount waived by Matthews pursuant to this agreement may not be recouped by Matthews. This agreement will remain in place until April 30, 2027 and may be terminated (i) at any time by the Board of Trustees upon 60 days’ prior written notice to Matthews; or (ii) by Matthews at the annual expiration date of the agreement upon 60 days’ prior written notice to the Trust, in each case without payment of any penalty.